Average Annual Total Returns{- Fidelity Advisor® Technology Fund} - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-30 - Fidelity Advisor® Technology Fund	Fidelity Advisor Technology Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Technology Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Technology Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Technology Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Technology Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Technology Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Technology Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Technology Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Technology Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Technology Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Technology Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Technology Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Technology Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Technology Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Technology Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Technology Fund - Class I Return Before Taxes Past 1 year	Fidelity Advisor Technology Fund - Class I Return Before Taxes Past 5 years	Fidelity Advisor Technology Fund - Class I Return Before Taxes Past 10 years	Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Past 10 years	Class Z Return Before Taxes Since Inception		Class Z Return Before Taxes Inception Date	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1525 Past 1 year	F1525 Past 5 years	F1525 Past 10 years
Total	54.47%	29.06%	19.28%	51.41%	26.36%	17.45%	33.79%	22.98%	15.60%	57.76%	29.34%	19.26%	61.65%	29.62%	19.09%	64.31%	30.96%	20.35%	64.52%		34.44%	[1]	Oct. 02, 2018	18.40%	15.22%	13.88%	46.20%	27.69%	20.31%

[1]	(a)Since inception October 2, 2018.